Income Taxes - Changes in net income taxes payable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in net income taxes payable
Balance - January 1	$ (247.9)	$ (293.9)
Amounts recorded in the consolidated statements of earnings	(1,120.6)	(640.1)
Payments made during the year	1,005.6	713.9
Acquisitions of subsidiaries	(8.6)	(31.3)
Foreign exchange effect and other	25.9	3.5
Balance - December 31	$ (345.6)	$ (247.9)